UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Meritage Growth Equity Fund

Schedule of Investments

November 30, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.74%
Consumer Discretionary — 14.42%
Bed Bath & Beyond, Inc. *	2,410	$176,822
Continental AG ADR	3,155	132,258
Foot Locker, Inc.	2,615	149,813
Gentex Corp.	4,725	168,021
Home Depot, Inc./The	2,720	270,368
Macy’s, Inc.	4,290	278,464
Newell Rubbermaid, Inc.	3,920	142,335
TJX Cos., Inc./The	2,425	160,438
Walt Disney Co./The	2,695	249,314

		1,727,833

Consumer Staples — 3.35%
Colgate-Palmolive Co.	3,325	231,387
Dr. Pepper Snapple Group, Inc.	2,290	169,460

		400,847

Energy — 1.08%
Schlumberger Ltd.	1,505	129,355

Financials — 6.72%
ACE Ltd.	1,800	205,812
Allstate Corp./The	3,895	265,444
Aon PLC	1,630	150,759
Everest Re Group Ltd.	1,046	183,458

		805,473

Health Care — 17.82%
Align Technology, Inc. *	2,020	114,938
Amgen, Inc.	850	140,514
Biogen Idec, Inc. *	627	192,922
Celgene Corp. *	1,150	130,744
Edwards LifeSciences Corp. *	3,020	391,634
Gilead Sciences, Inc. *	1,050	105,336
Greatbatch, Inc. *	4,950	245,371
Johnson & Johnson	3,615	391,324
McKesson Corp.	549	115,707
Shire PLC ADR	717	153,151
WuXi PharmaTech Cayman, Inc. ADR *	4,490	154,052

		2,135,693

Industrials — 16.36%
AMETEK, Inc.	3,380	172,245
Danaher Corp.	4,655	388,972
Deluxe Corp.	2,295	134,143
Equifax, Inc.	2,210	175,805
Huntington Ingalls Industries, Inc.	1,385	150,923
Middleby Corp./The *	1,635	156,371
Snap-on, Inc.	865	117,060
Southwest Airlines Co.	6,190	258,866
Textron, Inc.	3,645	157,901
TrueBlue, Inc. *	5,010	114,980
UniFirst Corp.	1,195	133,350

		1,960,616

Information Technology — 32.67%
Akamai Technologies, Inc. *	1,965	126,959
Apple, Inc.	5,119	608,803

See accompanying notes which are an integral part of these schedules of investments.

Barracuda Networks, Inc. *	3,400	122,162
Computer Sciences Corp.	2,400	152,112
F5 Networks, Inc. *	1,165	150,506
Fiserv, Inc. *	2,875	205,534
Google, Inc.—Class A *	353	193,825
International Business Machines Corp.	855	138,655
Lam Research Corp.	1,835	151,644
MasterCard, Inc.—Class A	3,300	288,057
NetApp, Inc.	3,860	164,243
Netscout Systems, Inc. *	7,275	277,541
Omnivision Technologies, Inc. *	5,150	148,887
Oracle Corp.	5,265	223,289
PTC, Inc. *	3,960	154,717
QUALCOMM, Inc.	3,600	262,440
SanDisk Corp.	2,350	243,131
Take-Two Interactive Software, Inc. *	10,940	302,600

		3,915,105

Materials — 2.32%
Albemarle Corp.	2,290	135,202
Ball Corp.	2,120	142,188

		277,390

TOTAL COMMON STOCKS (Cost $10,114,481)		11,352,312

EXCHANGE-TRADED FUNDS — 2.56%
Consumer Staples Select Sector SPDR Fund	4,635	228,505
iShares Russell 1000 Growth ETF	800	77,640

TOTAL EXCHANGE-TRADED FUNDS (Cost $278,540)		306,145

MONEY MARKET SECURITIES — 2.96%
Fidelity Institutional Money Market Treasury Portfolio—Class I, 0.01% (a)	355,042	355,042

TOTAL MONEY MARKET SECURITIES (Cost $355,042)		355,042

TOTAL INVESTMENTS – 100.26% (Cost $10,748,063)		12,013,499

Liabilities in Excess of Other Assets – (0.26)%		(30,813)

TOTAL NET ASSETS – 100.00%		$11,982,686

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of November 30, 2014.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Meritage Value Equity Fund

Schedule of Investments

November 30, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 81.55%
Consumer Discretionary — 5.94%
Ford Motor Co.	13,365	$210,231
Gannett Co., Inc.	7,070	230,128
TRW Automotive Holdings Corp. *	1,805	186,637

		626,996

Consumer Staples — 6.27%
Archer-Daniels-Midland Co.	4,405	232,055
CVS Caremark Corp.	2,365	216,066
Sanderson Farms, Inc.	2,460	213,553

		661,674

Energy — 5.80%
Chevron Corp.	1,440	156,773
ConocoPhillips	2,535	167,487
National Oilwell Varco, Inc.	2,440	163,578
Royal Dutch Shell PLC ADR	1,860	123,523

		611,361

Financials — 21.41%
Axis Capital Holdings Ltd.	4,420	221,221
Fidelity & Guaranty Life	4,105	102,748
Horace Mann Educators Corp.	5,575	174,497
KeyCorp	14,235	192,172
MetLife, Inc.	4,070	226,333
Prudential Financial, Inc.	2,720	231,146
Reinsurance Group of America, Inc.	2,565	219,872
Torchmark Corp.	4,707	253,001
Voya Financial, Inc.	5,595	234,319
W.R. Berkley Corp.	3,330	173,959
Wells Fargo & Co.	4,200	228,816

		2,258,084

Health Care — 15.53%
Aetna, Inc.	1,945	169,682
CIGNA Corp.	1,555	159,994
Computer Programs & Systems, Inc.	1,605	94,278
Eli Lilly & Co.	2,815	191,758
ICON PLC *	3,480	193,279
Magellan Health Services, Inc. *	3,915	239,559
Mednax, Inc. *	2,560	167,578
Teva Pharmaceutical Industries Ltd. ADR	3,985	227,065
UnitedHealth Group, Inc.	1,975	194,794

		1,637,987

Industrials — 8.38%
Huron Consulting Group, Inc. *	1,935	133,825
Moog, Inc. - Class A *	2,870	208,879
Northrop Grumman Corp.	2,205	310,751
Raytheon Co.	2,165	231,005

		884,460

Information Technology — 12.53%
Arrow Electronics, Inc. *	2,555	149,314
Check Point Software Technologies Ltd. *	2,395	185,157
Cognizant Technology Solutions Corp. - Class A *	3,125	168,719
CSG Systems International, Inc.	5,480	137,658
Hewlett-Packard Co.	4,760	185,926

See accompanying notes which are an integral part of these schedules of investments.

Skyworks Solutions, Inc.	2,770	186,892
Synopsys, Inc. *	4,780	207,404
WNS Holdings Ltd. ADR *	4,930	100,720

		1,321,790

Telecommunication Services — 3.51%
Deutsche Telekom AG ADR	13,400	226,862
Nippon Telegraph & Telephone Corp. ADR	5,350	143,541

		370,403

Utilities — 2.18%
Entergy Corp.	2,735	229,466

TOTAL COMMON STOCKS (Cost $7,787,228)		8,602,221

EXCHANGE-TRADED FUNDS — 8.67%
iShares S&P 500 Value ETF	800	75,080
Utilities Select Sector SPDR Fund	11,180	514,280
Vanguard Consumer Staples ETF	2,540	325,653

TOTAL EXCHANGE-TRADED FUNDS (Cost $828,706)		915,013

MONEY MARKET SECURITIES — 9.98%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (a)	1,052,801	1,052,801

TOTAL MONEY MARKET SECURITIES (Cost $1,052,801)		1,052,801

TOTAL INVESTMENTS – 100.20% (Cost $9,668,735)		10,570,035

Liabilities in Excess of Other Assets – (0.20)%		(21,180)

TOTAL NET ASSETS – 100.00%		$10,548,855

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of November 30, 2014.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

November 30, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.24%
Consumer Discretionary — 4.72%
Cato Corp./The - Class A	19,430	$779,532
Garmin Ltd.	13,590	778,707
Superior Industries International, Inc.	18,915	342,740

		1,900,979

Consumer Staples — 10.30%
Altria Group, Inc.	24,535	1,233,129
Lorillard, Inc.	15,230	961,622
Philip Morris International, Inc.	9,050	786,716
Reynolds American, Inc.	17,765	1,170,891

		4,152,358

Energy — 14.69%
BP PLC ADR	14,305	562,473
Energy Transfer Partners LP (a)	9,050	589,789
Eni SpA ADR	13,520	529,849
Ensco PLC - Class A	15,375	519,675
Enterprise Products Partners LP (a)	15,925	594,640
Golar LNG Partners LP (a)	20,290	667,541
Plains All American Pipeline LP (a)	10,480	539,196
Seadrill Partners LLC (a)	39,530	668,848
Targa Resources Partners LP (a)	9,960	546,107
Williams Partners LP (a)	13,550	701,077

		5,919,195

Financials — 17.70%
Ares Capital Corp. (b)	39,115	643,442
Australia & New Zealand Banking Group Ltd. ADR	28,670	778,388
Bank of Montreal	9,790	721,425
BGC Partners, Inc.	83,955	731,248
Canadian Imperial Bank of Commerce	6,855	640,188
KKR & Co. LP (a)	42,958	957,104
National Australia Bank Ltd. ADR	54,810	759,118
Old Republic International Corp.	39,330	595,063
Power Financial Corp.	16,390	511,532
Zurich Insurance Group AG ADR	25,355	795,386

		7,132,894

Health Care — 9.22%
AstraZeneca PLC ADR	11,645	863,710
Eli Lilly & Co.	11,500	783,380
GlaxoSmithKline PLC ADR	19,200	891,840
Pfizer, Inc.	25,190	784,668
Quality Systems, Inc.	26,540	390,934

		3,714,532

Industrials — 2.87%
Ennis, Inc.	21,175	281,839
Lockheed Martin Corp.	4,580	877,345

		1,159,184

Information Technology — 2.14%
Electro Rent Corp.	19,595	273,350
Intersil Corp. - Class A	44,830	587,721

		861,071

Real Estate Investment Trusts — 11.31%
American Realty Capital Properties, Inc.	90,600	851,640

Campus Crest Communities, Inc.	91,010	698,957
EPR Properties	14,135	791,419
Lexington Realty Trust	80,040	880,440
Medical Properties Trust, Inc.	47,870	663,478
STAG Industrial, Inc.	28,200	672,288

		4,558,222

Telecommunication Services — 13.90%
AT&T, Inc.	18,485	653,999
BCE, Inc. ADR	15,185	712,480
CenturyLink, Inc.	18,095	737,733
Rogers Communications, Inc.	20,840	838,602
Spark New Zealand Ltd. ADR	45,770	544,663
Telefonica Brasil SA ADR	35,740	734,814
Telstra Corp. Ltd. ADR	26,790	648,318
Verizon Communications, Inc.	14,512	734,162

		5,604,771

Utilities — 8.39%
Centrica PLC ADR	32,340	573,712
Entergy Corp.	8,250	692,175
PPL Corp.	22,385	795,339
Public Service Enterprise Group, Inc.	16,370	683,939
Westar Energy, Inc.	16,325	638,144

		3,383,309

TOTAL COMMON STOCKS (Cost $38,026,503)		38,386,515

CONVERTIBLE PREFERRED STOCKS — 2.56%
Materials — 1.80%
Weyerhaeuser Co., Series A, 6.375%	12,365	725,825

Utilities — 0.76%
Exelon Corp., 6.500%	5,900	307,921

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $992,704)		1,033,746

MONEY MARKETS SECURITIES — 2.92%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (c)	1,175,078	1,175,078

TOTAL MONEY MARKETS SECURITIES (Cost $1,175,078)		1,175,078

TOTAL INVESTMENTS – 100.72% (Cost $40,194,285)		40,595,339

Liabilities in Excess of Other Assets – (0.72)%		(289,772)

TOTAL NET ASSETS – 100.00%		$40,305,567

(a)	Master Limited Partnership.
(b)	Business Development Company
(c)	Rate disclosed is the seven day yield as of November 30, 2014.
ADR	— American Depositary Receipt

At November 30, 2014, the net unrealized appreciation of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Meritage Growth Equity Fund	$10,754,506	$1,356,941	$(97,948)	$	1,258,993
Meritage Value Equity Fund	9,672,836	978,387	(81,188)		897,199
Meritage Yield-Focus Equity Fund	40,196,018	1,865,538	(1,466,217)		399,321

Meritage Funds

Related Notes to the Schedule of Investments

November 30, 2014

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The Specific Identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (NAV) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2014:

	Valuation Inputs
Growth Equity Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$11,352,312	$—	$—	$11,352,312
Exchange-Traded Funds	306,145	—	—	306,145
Money Market Securities	355,042	—	—	355,042
Total	12,013,499	—	—	12,013,499
Value Equity Fund
Common Stocks *	8,602,221	—	—	8,602,221
Exchange-Traded Funds	915,013	—	—	915,013
Money Market Securities	1,052,801	—	—	1,052,801
Total	10,570,035	—	—	10,570,035
Yield-Focus Equity Fund
Common Stocks *	38,386,515	—	—	38,386,515
Preferred Stocks	1,033,746	—	—	1,033,746
Money Market Securities	1,175,078	—	—	1,175,078
Total	40,595,339	—	—	40,595,339

*	Refer to Schedule of Investments for Industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended November 30, 2014.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date 01/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date 01/27/2015

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 01/27/2015